Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash and Cash Equivalents at Beginning of Period	$ 484	$ 418
Cash Flows from Operating Activities from Continuing Operations:
Net Loss	(76)	(489)
Adjustments to reconcile net loss to net cash provided from operating activities:
Loss from discontinued operations, net of income taxes	98	533
Depreciation expense	36	35
Amortization expense	39	38
Amortization of debt issuance costs	6	7
Impairment of software and other related costs	47
Loss on extinguishment of debt	65
Call premium paid on retirement of debt	(35)
Deferred income tax provision	19	34
Stock-based compensation expense	5	3
Gain on sales of marketable securities	(4)	(1)
Other	3	2
Change in working capital, net of acquisitions:
Receivables	(62)	(53)
Inventories and other current assets	(7)	(14)
Accounts payable	11	28
Deferred revenue	36	30
Accrued liabilities	(4)	7
Accrued interest payable	(40)	(30)
Accrued restructuring charges		(3)
Current income taxes	(5)	(3)
Net Cash Provided from Operating Activities from Continuing Operations	132	127
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(29)	(38)
Sale of equipment and other assets	2	1
Other business acquisitions, net of cash acquired	(52)	(22)
Notes receivable, financial investments and securities, net	30	(22)
Net Cash Used for Investing Activities from Continuing Operations	(51)	(81)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,825	1
Payments of debt	(2,687)	(32)
Discount paid on issuance of debt	(18)	(12)
Debt issuance costs paid	(24)	(6)
Contribution to TruGreen Holding Corporation	(35)
Repurchase of common stock and RSU vesting	(5)	(14)
Issuance of common stock	671	4
Net Cash Used for Financing Activities from Continuing Operations	(274)	(60)
Cash Flows from Discontinued Operations:
Cash used for operating activities	(11)	(23)
Cash used for investing activities	(2)	(20)
Cash used for financing activities	(3)	(9)
Net Cash Used for Discontinued Operations	(15)	(52)
Cash Decrease During the Period	(208)	(66)
Cash and Cash Equivalents at End of Period	$ 275	$ 352